Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$100,582,999.98	0.4930539	$74,253,687.69	0.3639887	$26,329,312.29
Class A-2 Notes	$313,000,000.00	1.0000000	$313,000,000.00	1.0000000	$-
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$896,582,999.98	0.8965830	$870,253,687.69	0.8702537	$26,329,312.29

Weighted Avg. Coupon (WAC)	4.56%		4.55%
Weighted Avg. Remaining Maturity (WARM)	57.01		56.06
Pool Receivables Balance	$961,267,727.11		$933,406,579.47
Remaining Number of Receivables	56,323		55,579

Adjusted Pool Balance	$916,785,359.39		$890,456,047.10

III. COLLECTIONS

Principal:
Principal Collections	$26,774,781.02
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$515,293.85
Total Principal Collections	$27,290,074.87

Interest:
Interest Collections	$3,688,507.16
Late Fees & Other Charges	$31,172.70
Interest on Repurchase Principal	$-
Total Interest Collections	$3,719,679.86

Collection Account Interest	$2,382.07
Reserve Account Interest	$472.02
Servicer Advances	$-

Total Collections	$31,012,608.82

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$31,012,608.82
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$36,063,198.67
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$801,056.44		$801,056.44	$801,056.44
Collection Account Interest					$2,382.07
Late Fees & Other Charges					$31,172.70
Total due to Servicer					$834,611.21

2. Class A Noteholders Interest:
Class A-1 Notes		$21,504.31		$21,504.31
Class A-2 Notes		$153,891.67		$153,891.67
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$566,781.40		$566,781.40	$566,781.40

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$29,386,735.29

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$26,329,312.29

		Distributable Amount		Paid Amount
Class A-1 Notes				$26,329,312.29
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$26,329,312.29		$26,329,312.29
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$26,329,312.29		$26,329,312.29

10. Available Amounts Remaining to Reserve Account					3,057,423.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					3,057,423.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$44,482,367.72
Beginning Period Amount	$44,482,367.72
Current Period Amortization	$1,531,835.35
Ending Period Required Amount	$42,950,532.37
Ending Period Amount	$42,950,532.37
Next Distribution Date Amount	$41,444,214.00

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	August 2011
Distribution Date	09/15/11
Transaction Month	3
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$3,057,423.00
Current Period Release to Depositor	$3,057,423.00
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		2.20%	2.27%	2.27%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.15%	55,107	99.15%	$925,454,632.94
30 - 60 Days	0.68%	376	0.67%	$6,290,227.90
61 - 90 Days	0.15%	86	0.16%	$1,489,867.89
91 + Days	0.02%	10	0.02%	$171,850.74
		55,579		$933,406,579.47
Total
Delinquent Receivables 61 + days past due	0.17%	96	0.18%	$1,661,718.63
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	86	0.16%	$1,525,574.63
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.11%	65	0.12%	$1,186,294.57
Three-Month Average Delinquency Ratio	0.15%		0.15%

Repossession in Current Period		37		$793,937.46
Repossession Inventory		37		$489,328.34

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,086,366.62
Recoveries				$(515,293.85)
Net Charge-offs for Current Period				$571,072.77

Beginning Pool Balance for Current Period				$961,267,727.11

Net Loss Ratio				0.71%
Net Loss Ratio for 1st Preceding Collection Period				0.21%
Net Loss Ratio for 2nd Preceding Collection Period				0.09%
Three-Month Average Net Loss Ratio for Current Period				0.34%

Cumulative Net Losses for All Periods				$827,430.33
Cumulative Net Losses as a % of Initial Pool Balance				0.08%

Principal Balance of Extensions				$2,983,594.36
Number of Extensions				153

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